Consolidated Statements of Financial Position (Details) - Schedule of property and equipment - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Financial Position (Details) - Schedule of property and equipment [Line Items]
Net book value	€ 328,920	€ 274,373
Cost [Member]
Consolidated Statements of Financial Position (Details) - Schedule of property and equipment [Line Items]
Balance at beginning	1,267,611	1,199,540
Additions	160,491	36,938
Exchange differences	25,236	31,133
Balance at ending	1,453,339	1,267,611
Accumulated depreciation [Member]
Consolidated Statements of Financial Position (Details) - Schedule of property and equipment [Line Items]
Balance at beginning	(993,238)	(791,277)
Depreciation charge for the year	(113,894)	(181,900)
Exchange differences	(17,286)	(20,060)
Balance at ending	(1,124,419)	(993,238)
Property and equipment [Member]
Consolidated Statements of Financial Position (Details) - Schedule of property and equipment [Line Items]
Net book value	328,920	274,373
Property and equipment [Member] | Cost [Member]
Consolidated Statements of Financial Position (Details) - Schedule of property and equipment [Line Items]
Balance at beginning	1,267,611	1,199,540
Additions	160,491	36,938
Exchange differences	25,236	31,133
Balance at ending	1,453,339	1,267,611
Property and equipment [Member] | Accumulated depreciation [Member]
Consolidated Statements of Financial Position (Details) - Schedule of property and equipment [Line Items]
Balance at beginning	(993,238)	(791,277)
Depreciation charge for the year	(113,894)	(181,900)
Exchange differences	(17,286)	(20,060)
Balance at ending	(1,124,419)	(993,238)
Advance payments [Member]
Consolidated Statements of Financial Position (Details) - Schedule of property and equipment [Line Items]
Net book value
Advance payments [Member] | Cost [Member]
Consolidated Statements of Financial Position (Details) - Schedule of property and equipment [Line Items]
Balance at beginning
Additions
Exchange differences
Balance at ending
Advance payments [Member] | Accumulated depreciation [Member]
Consolidated Statements of Financial Position (Details) - Schedule of property and equipment [Line Items]
Balance at beginning
Depreciation charge for the year
Exchange differences
Balance at ending